Expense Example - VIPFloatingRateHighIncomePortfolio-ServiceClass2PRO - VIPFloatingRateHighIncomePortfolio-ServiceClass2PRO - VIP Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio Service Class 2
Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 100
3 years	312
5 years	542
10 years	$ 1,201